Revenue - Schedule of Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 9,252	$ 8,744
Alternative revenue	(18)	64
Other revenue	214	127
Revenues	9,448	8,935
May 2020 FERC decision
Disaggregation of Revenue [Line Items]
Alternative revenue		40
Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	8,870	8,419
Other services revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	382	325
Other services revenue | Regulated Operation
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 260	$ 227
ITC | FERC
Disaggregation of Revenue [Line Items]
ROE (percent)	10.77%	10.77%
ITC | United States | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 1,694	$ 1,726
UNS Energy | United States | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	2,071	2,019
Central Hudson | United States | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	962	941
FortisBC Energy | Canada | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,645	1,336
FortisAlberta | Canada | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	622	580
FortisBC Electric | Canada | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	404	358
Newfoundland Power | Canada | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	701	707
Maritime Electric | Canada | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	223	215
FortisOntario | Canada | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	211	222
Caribbean Utilities | Caribbean | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	248	238
FortisTCI | Caribbean | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 89	$ 77